Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
License and research and development revenue	$ 6,574	$ 6,576	$ 23,408
Other revenue (Note 14)	50,155	0	0
Milestone revenue	10,000	2,000	2,000
Total revenue	66,729	8,576	25,408
Operating expenses:
Research and development	28,885	27,474	21,790
General and administrative	13,056	11,700	8,028
Total operating expenses	41,941	39,174	29,818
Income (Loss) from operations	24,788	(30,598)	(4,410)
Investment income	124	49	21
Interest and other expense	(309)	(1,150)	(1,667)
Income (Loss) before income taxes	24,603	(31,699)	(6,056)
Provision for income taxes	429	0	0
Net income (loss)	24,174	(31,699)	(6,056)
Other comprehensive income (loss):
Unrealized loss on investments	(4)	(18)	0
Comprehensive income (loss)	24,170	(31,717)	(6,056)
Reconciliation of net income (loss) to net income (loss) applicable to common stockholders:
Net income (loss)	24,174	(31,699)	(6,056)
Accretion on redeemable convertible preferred stock	0	(55)	(396)
Net income (loss) applicable to common stockholders—basic and diluted	$ 24,174	$ (31,754)	$ (6,452)
Net income (loss) per share applicable to common stockholders—basic (in dollars per share)	$ 1.14	$ (2.00)	$ (4.99)
Net income (loss) per share applicable to common stockholders—diluted (in dollars per share)	$ 1.09	$ (2.00)	$ (4.99)
Weighted-average number of common shares used in net income (loss) per share applicable to common stockholders—basic	21,152	15,842	1,292
Weighted-average number of common shares used in net income (loss) per share applicable to common stockholders—diluted	22,267	15,842	1,292